Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 2,451,133	$ 741,202	$ 249,290
Payroll Liabilities		4,420
Joint Venture Cash Calls		33,868	264,731
Accrued expenses – other		409,823	50,899
Deferred consideration – refer note 6(i)	400,000
Other payables	479,718	448,111
Total trade and other payables	$ 3,330,851	$ 1,189,313	$ 564,920